Note Payable (Tables)	6 Months Ended
Mar. 31, 2015
Convertible Debentures and Note Payable [Abstract]
Schedule of note payable

	March 31, 2015	September 30, 2014
	(unaudited)
Notes Payable:
Principal outstanding	$10,000,000	$-
Accrued Interest	99,857	-
Accrued Termination Fee	57,119	-
	10,156,976	-
Less: discount on note payable	(1,380,724)	-
	8,776,252	-
Less: current portion	(2,000,004)	-
Long-term portion	$6,776,248	$-